Finance income and costs - Schedule of Components of Finance Income and Costs (Paranthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Finance income and costs [Abstract]
Reclassification of cumulative translation impact on liquidation of subsidiaries	€ 36